Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable	¥ 3,107,315	¥ 2,168,655
Less: allowance for doubtful accounts	(252,905)	(100,040)	¥ (46,441)	¥ (37,699)
Accounts Receivable, Net, Current	¥ 2,854,410	¥ 2,068,615